November 13, 2018

MILES CAPITAL ALTERNATIVES ADVANTAGE FUND (the “Fund”)

Supplement to the Prospectus and Statement of Additional Information dated April 30, 2018

The Board of Trustees of Unified Series Trust has approved the closure of the Fund’s Class N shares. Effective immediately, Class N shares are no longer available for sale and all references to Class N shares in the Fund’s prospectus and Statement of Additional Information are deleted.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated April 30, 2018, and retain it for future reference.